S000021579 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	186 Months Ended	201 Months Ended	468 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
C000122694 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.82%	0.23%	1.79%
Performance Inception Date					Nov. 08, 2012
C000255094 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.77%	0.14%	1.70%
Performance Inception Date	Oct. 02, 2024
C000061833 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.36%)	(1.07%)	0.96%
Performance Inception Date							Mar. 31, 2008
C000061833 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.99%)	(2.37%)	(0.39%)
Performance Inception Date							Mar. 31, 2008
C000061833 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.41%)	(1.32%)	0.19%
Performance Inception Date							Mar. 31, 2008
C000061835 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.77%	0.14%	1.70%
Performance Inception Date								Jan. 09, 1986
C000078993 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	0.25%	1.85%
Performance Inception Date						Jul. 15, 2009